Annual Total Returns[BarChart] - Victory Tax-Exempt Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.11%	7.19%	(4.67%)	8.39%	2.76%	(1.40%)	7.89%	0.69%	8.82%	5.39%